Research and Development Payroll Tax Credits - Additional Information (Details) - BETTER THERAPEUTICS OPCO [Member] - Research And Development Payroll Tax Credit [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Tax Credit Carryforward [Line Items]
Research and development payroll tax credit receivables	$ 496	$ 250
Other Current Assets [Member]
Tax Credit Carryforward [Line Items]
Research and development payroll tax credit receivables	$ 216
Other Noncurrent Assets [Member]
Tax Credit Carryforward [Line Items]
Research and development payroll tax credit receivables		$ 280